Common Stock Issued and outstanding shares (Details)	Jun. 30, 2014	Feb. 04, 2013
Issued and outstanding shares:
Company has issued and outstanding shares of common stock as on date	205,297,714
Company entered into a Share Exchange Agreement with Novas whereby the Company exchanged no of shares		100,000,000
Shares of common stock in Novas given on exchange agreement		100,000,000